Note 7 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of
January 1, 2018,
and changes during the
six
month period ended
June 30, 2018,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2018	140,362	1.60
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2018	140,362	1.60

As of
June 30, 2018,
there was
$107,284
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.6
years. The share based compensation recognized relating to the unvested shares was
$96,174
for the
six
month periods ended
June 30, 2018 (
June 30, 2017:
$74,706
) and is included in general and administrative expenses.